DERIVATIVES (Details) (USD $)	Sep. 30, 2008	Sep. 30, 2008 Interest Rate Swap [Member] contract	Sep. 30, 2014 Interest Rate Swap One [Member]	Sep. 30, 2008 Interest Rate Swap One [Member]	Sep. 30, 2014 Interest Rate Swap Two [Member]	Sep. 30, 2008 Interest Rate Swap Two [Member]	Sep. 30, 2014 Interest Rate Lock Commitments [Member]	Sep. 30, 2013 Interest Rate Lock Commitments [Member]
DERIVATIVES
Notional amount							$ 73,600,000	$ 68,600,000
Number of interest rate swaps contracts entered into by the entity		2
Notional value of interest rate swap contracts	28,000,000			14,000,000		14,000,000
Value of variable-rate commercial loan relationship supported by derivative contracts	$ 14,000,000
Derivative fixed interest rate (as a percent)			6.58%		6.58%
Derivative basis spread on variable rate (as a percent)			2.30%		2.30%